Inventories (Details) - Schedule of cost of inventories recognized as expense - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Cost Of Inventories Recognized As Expense Abstract
Cost of goods sold	$ 7,266,283	$ 16,790,457	$ 14,977,217
Cost of services	6,805,619	9,678,205	11,879,984
Total	$ 14,071,902	$ 26,468,662	$ 26,857,201